DERIVATIVE FINANCIAL INSTRUMENTS (Details - Changes in fair value inputs) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability at beginning balance			$ 39,543
Derivative liability at ending balance	$ 1,655,559		1,655,559
Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability at beginning balance	621,423	$ 0	39,543	$ 0
Derivative liability warrant derivatives	0	0	72,973	0
Derivative liability extinguishments	(420,239)	0	(509,476)	0
Derivative liability warrant derivatives	0	0	(391,437)	0
Changes in fair value inputs and assumptions reflected in operations	412,977	0	731,919	0
Derivative liability at ending balance	1,655,559	0	1,655,559	0
Embedded Derivative Financial Instruments [Member] | Convertible Notes Payable [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability issuance	280,527	$ 0	951,166	$ 0
Embedded Derivative Financial Instruments [Member] | Convertible Preferred Stock [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability issuance	$ 760,871		$ 760,871